Guarantor Financial Information (Senior Notes)(Details)	Jun. 03, 2016
Senior Notes, Floating Rate due 2018 [Member][Member]
Debt Instrument [Line Items]
Debt Interest Rate (Stated Rate)	0.78%
Senior Notes, 2.0 % due 2018 [Member]
Debt Instrument [Line Items]
Debt Interest Rate (Stated Rate)	2.00%
Senior Notes, 2.875% due 2020 [Member]
Debt Instrument [Line Items]
Debt Interest Rate (Stated Rate)	2.875%
Senior Notes, 3.6 Percent due 2022 [Member]
Debt Instrument [Line Items]
Debt Interest Rate (Stated Rate)	3.60%
Senior Notes, 4.0 Percent due 2025 [Member]
Debt Instrument [Line Items]
Debt Interest Rate (Stated Rate)	4.00%
Senior Notes, 5.25 Percent due 2045 [Member]
Debt Instrument [Line Items]
Debt Interest Rate (Stated Rate)	5.25%